Significant Accounting Policies (Details 6)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Data Related to Options to Purchase the Company Shares [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	2.00%
Maximum [Member]
Data Related to Options to Purchase the Company Shares [Line Items]
Risk free interest rate	2.906%	1.39%	1.00%
Expected volatility	51.76%	57.73%	60.84%
Expected term (in years)	5 years 6 months	5 years 6 months	5 years 6 months
Minimum [Member]
Data Related to Options to Purchase the Company Shares [Line Items]
Risk free interest rate	0.78%	0.86%	0.80%
Expected volatility	40.16%	52.25%	55.81%
Expected term (in years)	4 years	4 years	4 years